Summary of significant accounting policies (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Summary of significant accounting policies
Schedule of estimated useful lives of property, plant and equipment

Useful Life
Building	10‑20 years
Electronic devices	5‑10 years
Automobile	5‑10 years
Office equipment	5 years
Leasehold improvements	Shorter of the lease term or useful life

Useful Life
Building	10‑20 years
Electronic devices	5‑10 years
Automobile	5‑10 years
Office equipment	5 years
Leasehold improvements	Shorter of the lease term or useful life